Fair value measurements	12 Months Ended
Dec. 31, 2023
Fair value measurements
Fair value measurements

18. Fair value measurements

Assets and liabilities disclosed at fair value

The cash and cash equivalents, restricted cash, short-term investments and time deposit are classified as Level 1 because their carrying values are the same as fair values using quoted market price. The Company’s other financial instruments included account receivables, short-term borrowing and certain amount of accrued expense and other liabilities as well as prepaid expense and other current asset. The carrying values of these financial instruments approximate to their fair values due to their short-term maturities and are classified within Level 3.

Assets measured at fair value on a nonrecurring basis

The Company measures its property and equipment, intangible assets and equity method investment at fair value on a nonrecurring basis whenever events or changes in circumstances indicate that the carrying value may no longer be recoverable.

The Company also measures equity investments without readily determinable fair values on a nonrecurring basis. The non-recurring fair value measurements to the carrying amount of such investments usually require management to estimate a price adjustment for the different rights and obligations between a similar instrument of the same issuer from an observable price change in an orderly transaction and the investment held by the Company. These non-recurring fair value measurements were measured as of the observable transaction dates. The valuation methodologies involved require management to use the observable transaction price at the transaction date (level 2). When there is impairment of equity securities accounted for under the measurement alternative, the non-recurring fair value measurements are measured at the date of impairment. Estimating the fair value of investees is highly judgmental due to the subjectivity of the unobservable inputs (level 3) used in the valuation methodologies used to determine fair value. The Company uses valuation methodology under the market approach which requires management to use unobservable inputs (level 3) such as selection of comparable companies and their multiples, and discount for lack of marketability.

As of December 31, 2022, the Company measured part of long-term investments at fair value on a nonrecurring basis using valuation methodology under the market approach. The significant unobservable inputs (level 3) include enterprise value to revenue multiple which was determined based on the median of selected comparable companies ranging from 1.3 times to 2.1 times, and the discount for lack of marketability which was estimated ranging from 30% to 33%. The fair value of these long-term investment was RMB 4 million (US$ 1 million) as of December 31, 2022.

The fair value information is sensitive to changes in the unobservable inputs used to determine fair value and such changes could result in the fair value at the reporting date to be different from the fair value presented. When the Company’s assessment indicates that an impairment exists, the Company writes down the investment to its fair value.

18. Fair value measurements - continued

Assets and liabilities measured at fair value on a recurring basis

The Company measured its short-term investments, long-term investments with readily determinable fair values and derivative instruments, at fair value on a recurring basis. The Company measures its short-term investments at fair value using the redemption price of wealth management products (level 1) daily or net value (level 2) on a regular basis published by the banks or trust companies, quoted prices of marketable equity securities (level 1) and negotiable certificate of deposit in active markets (level 1). The fair value of derivative instruments is based on the change in the market value of the underlying ADSs and periodic interest (level 2). For equity investments in private equity funds, over which the Company do not have the ability to exercise significant influence, are measured using the net asset value per share based on the practical expedient in ASC Topic 820, Fair Value Measurements and Disclosures (“ASC 820”), or NAV practical expedient. The Company did not transfer any assets or liabilities in or out of level 3 during the years ended December 31,2022 and 2023.

The following table summarizes the Company’s financial assets and liabilities measured or disclosed at fair value on a recurring basis as of December 31, 2022 and 2023:

	As of December 31, 2022
	Active market	Observable	Non-observable
	(Level 1)	input (Level 2)	input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	2,118,365,856	2,052,038,058	—	4,170,403,914
Long-term investments with readily determinable fair values	25,833,155	—	—	25,833,155
Liabilities:
Derivative instruments	—	163,128,402	—	163,128,402

	As of December 31, 2023
	Active market	Observable	Non-observable
	(Level 1)	input (Level 2)	input (Level 3)	Total
	RMB	RMB	RMB	RMB
Assets:
Short-term investments	612,857,046	30,036,494	—	642,893,540
Long-term investments without readily determinable fair value using NAV practical expedient[1]	—	—	—	14,445,946
Liabilities:
Derivative instruments	—	312,870,238	—	312,870,238

18. Fair value measurements – continued

Assets and liabilities measured at fair value on a recurring basis - continued

	As of December 31, 2023
	Active market	Observable	Non-observable
	(Level 1)	input (Level 2)	input (Level 3)	Total
	US$	US$	US$	US$
Assets:
Short-term investments	86,319,110	4,230,551	—	90,549,661
Long-term investments without readily determinable fair value using NAV practical expedient[1]	—	—	—	2,034,669
Liabilities:
Derivative instruments	—	44,066,851	—	44,066,851

[1] Investments are measured at fair value using NAV as a practical expedient. These investments have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the amounts presented in the consolidated balance sheet.